Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	27,831,335
Proposed Maximum Offering Price per Unit	0.79
Maximum Aggregate Offering Price	$ 21,986,754.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,036.37
Offering Note	1(a) Consists of an aggregate of up to 27,831,335 shares of the Registrant's common stock, par value $0.0001 per share, issued by the Registrant in a private placement on October 17, 2025, consisting of (i) 5,798,072 shares of common stock, (ii) up to 3,994,434 shares of common stock issuable upon the exercise of outstanding pre-funded warrants to purchase shares of common stock held by certain selling stockholders and (iii) up to 18,038,829 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock held by certain selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1(b) Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of common stock reported on The Nasdaq Stock Market on November 17, 2025.